UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
ALL CAP FUND
OCTOBER 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 91.6%
	Shares	Value
CONSUMER DISCRETIONARY — 3.7%
DIRECTV*	2,000	$173,580
Sirius XM Holdings*	30,000	102,900

		276,480

CONSUMER STAPLES — 19.8%
Coca-Cola	5,100	213,588
Darling Ingredients*	6,000	105,600
Diageo ADR	3,000	353,910
PepsiCo	2,300	221,191
Philip Morris International	4,500	400,545
Wal-Mart Stores	2,600	198,302

		1,493,136

ENERGY — 16.2%
BP ADR	6,000	260,760
Cameco	7,000	121,660
Devon Energy	2,000	120,000
Hess	1,600	135,696
National Oilwell Varco	3,300	239,712
Suncor Energy	9,500	337,630

		1,215,458

FINANCIALS — 15.2%
American International Group	3,500	187,495
Bank of New York Mellon	3,800	147,136
Berkshire Hathaway, Cl B*	1,100	154,176
Credit Suisse Group ADR*	8,300	221,112
M&T Bank	1,000	122,180
U.S. Bancorp	3,400	144,840
Willis Group Holdings	4,100	166,173

		1,143,112

HEALTH CARE — 15.4%
Abbott Laboratories	4,000	174,360
Baxter International	2,200	154,308
Express Scripts Holding*	5,200	399,464

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
ALL CAP FUND
OCTOBER 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Johnson & Johnson	1,200	$129,336
Sanofi ADR	3,800	175,712
Sirona Dental Systems*	1,600	125,680

		1,158,860

INDUSTRIALS — 6.3%
Deere	2,500	213,850
General Electric	9,000	232,290
NOW*	825	24,800

		470,940

INFORMATION TECHNOLOGY — 10.9%
Altera	3,200	109,984
eBay*	2,500	131,250
International Business Machines	950	156,180
Microsoft	2,900	136,155
Oracle	4,500	175,725
QUALCOMM	1,450	113,839

		823,133

MATERIALS — 4.1%
Agrium	1,300	127,166
Potash Corporation of Saskatchewan	5,400	184,518

		311,684

TOTAL COMMON STOCK (Cost $6,682,266)		6,892,803

CASH EQUIVALENT — 8.1%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010% (Cost $609,235)	609,235	609,235

TOTAL INVESTMENTS — 99.7% (Cost $7,291,501)†		$7,502,038

Percentages are based on Net Assets of $7,522,295.

*	Non-income producing security.
**	Rate Reported in the 7-day effective yield as of October 31, 2014.

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
ALL CAP FUND
OCTOBER 31, 2014
(Unaudited)

ADR—American Depositary Receipt

Cl—Class

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $7,291,501, and the unrealized appreciation and depreciation were $370,830 and $(160,293) respectively.

As of October 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-003-0200

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK‡ — 97.9%
	Shares	Value
CONSUMER DISCRETIONARY — 10.1%
Advance Auto Parts	65,000	$9,552,400
Bed Bath & Beyond*	235,000	15,824,900
CST Brands	180,000	6,885,000
John Wiley & Sons, Cl A	150,000	8,758,500
Panera Bread, Cl A*	70,000	11,314,800
PetSmart	185,000	13,384,750
Tupperware Brands	75,000	4,781,250

		70,501,600

CONSUMER STAPLES — 10.1%
Church & Dwight	70,000	5,068,700
Flowers Foods	850,000	16,150,000
J.M. Smucker	165,000	17,160,000
Kellogg	185,000	11,832,600
McCormick	155,000	10,961,600
Molson Coors Brewing, Cl B	125,000	9,297,500

		70,470,400

ENERGY — 5.7%
Core Laboratories	85,000	11,860,050
Denbury Resources	930,000	11,532,000
Forum Energy Technologies*	240,000	6,552,000
Frank’s International	380,000	6,547,400
Oasis Petroleum*	100,000	2,996,000

		39,487,450

FINANCIALS — 15.6%
Allied World Assurance Company Holdings	325,000	12,350,000
Arthur J. Gallagher	345,000	16,456,500
Commerce Bancshares	305,000	13,804,300
Cullen/Frost Bankers	170,000	13,737,700
Endurance Specialty Holdings	185,000	10,720,750
Northern Trust	240,000	15,912,000

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Prosperity Bancshares	210,000	$12,681,900
Willis Group Holdings	320,000	12,969,600

		108,632,750

HEALTH CARE — 25.3%
Bio-Rad Laboratories, Cl A*	50,000	5,641,000
C.R. Bard	70,000	11,477,900
CareFusion*	380,000	21,800,600
Cepheid*	310,000	16,433,100
Cooper	75,000	12,292,500
Edwards Lifesciences*	115,000	13,905,800
Mettler-Toledo International*	41,500	10,726,505
QIAGEN*	250,000	5,865,000
Sirona Dental Systems*	205,000	16,102,750
St. Jude Medical	360,000	23,101,200
Teleflex	85,000	9,700,200
Zimmer Holdings	110,000	12,236,400
Zoetis, Cl A	450,000	16,722,000

		176,004,955

INDUSTRIALS — 13.3%
Actuant, Cl A	350,000	11,091,500
CLARCOR	150,000	10,044,000
Dover	205,000	16,285,200
Esterline Technologies*	100,000	11,711,000
Parker-Hannifin	130,000	16,513,900
Rockwell Automation	75,000	8,426,250
Verisk Analytics, Cl A*	300,000	18,705,000

		92,776,850

INFORMATION TECHNOLOGY — 16.2%
Altera	415,000	14,263,550
Ansys*	180,000	14,140,800
Guidewire Software*	200,000	9,988,000
Informatica*	320,000	11,411,200

5	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Intuit	95,000	$8,360,950
Red Hat*	280,000	16,497,600
Solera Holdings	200,000	10,390,000
WEX*	130,300	14,796,868
Xilinx	280,000	12,454,400

		112,303,368

MATERIALS — 1.6%
Aptargroup	180,000	11,203,200

TOTAL COMMON STOCK (Cost $557,540,860)		681,380,573

CASH EQUIVALENTS — 1.9%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010%	2,646,255	2,646,255
Fidelity Treasury Portfolio, Cl I, 0.010%	10,763,941	10,763,941

TOTAL CASH EQUIVALENTS (Cost $13,410,196)		13,410,196

TOTAL INVESTMENTS — 99.8% (Cost $570,951,056)†		$694,790,769

Percentages are based on Net Assets of $696,244,334.

*	Non-income producing security.
**	Rate Reported in the 7-day effective yield as of October 31, 2014.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl—Class

† At October 31, 2014, the tax basis cost of the Fund’s investments was $570,951,056, and the unrealized appreciation and depreciation were $135,159,114 and $(11,319,401) respectively.

As of October 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

6	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2014
(Unaudited)

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-2000

7	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.5%
	Shares	Value
CONSUMER DISCRETIONARY — 5.8%
CST Brands	765,000	$29,261,250
Helen of Troy*	115,000	7,112,750
John Wiley & Sons, Cl A	294,500	17,195,855
Wolverine World Wide	935,000	25,375,900

		78,945,755

CONSUMER STAPLES — 11.4%
B&G Foods	630,000	18,559,800
Casey’s General Stores	345,000	28,245,150
Elizabeth Arden*	325,000	5,330,000
Fresh Market*	780,000	28,633,800
Lancaster Colony	225,000	20,585,250
Post Holdings*	310,000	11,625,000
Snyder’s-Lance	850,000	25,321,500
TreeHouse Foods*	190,000	16,182,300

		154,482,800

ENERGY — 2.5%
Approach Resources*	850,000	8,415,000
Forum Energy Technologies*	710,000	19,383,000
Northern Oil and Gas*	305,000	3,446,500
Resolute Energy*	780,000	2,714,400

		33,958,900

FINANCIALS — 17.0%
Allied World Assurance Company Holdings	670,000	25,460,000
Argo Group International Holdings	385,000	21,483,000
Bryn Mawr Bank	325,000	10,019,750
Community Bank System	325,000	12,398,750
CVB Financial	1,243,500	19,622,430
Endurance Specialty Holdings	620,000	35,929,000
Financial Engines	305,000	12,160,350
First Financial Bankshares	289,100	9,187,598
Independent Bank	195,000	7,956,000
Navigators Group*	148,300	10,097,747

8	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
NBT Bancorp	295,000	$7,575,600
Prosperity Bancshares	230,000	13,889,700
UMB Financial	560,000	33,364,800
Washington Trust Bancorp	305,000	11,702,850

		230,847,575

HEALTH CARE — 19.7%
Bio-Rad Laboratories, Cl A*	115,000	12,974,300
Cantel Medical	225,000	9,540,000
Cepheid*	610,000	32,336,100
Genomic Health*	420,000	15,262,800
Globus Medical, Cl A*	810,000	17,957,700
ICU Medical*	200,000	14,180,000
Insulet*	147,720	6,377,072
Integra LifeSciences Holdings*	465,000	23,766,150
Luminex*	443,000	8,417,000
Masimo*	465,000	11,736,600
Medidata Solutions*	195,000	8,796,450
NuVasive*	620,000	25,358,000
Omnicell*	360,000	11,631,600
Owens & Minor	230,000	7,663,600
Prestige Brands Holdings*	305,000	10,803,100
STERIS	425,000	26,265,000
West Pharmaceutical Services	465,000	23,831,250

		266,896,722

INDUSTRIALS — 17.0%
Aceto	315,000	7,163,100
Actuant, Cl A	855,000	27,094,950
Brady, Cl A	500,000	11,920,000
CLARCOR	535,000	35,823,600
EnPro Industries*	199,200	12,854,376
Esterline Technologies*	215,000	25,178,650
Raven Industries	620,000	15,717,000
RBC Bearings	205,600	12,490,200
Ritchie Bros. Auctioneers	615,000	14,999,850

9	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Standex International	155,000	$13,368,750
TriMas*	940,500	29,776,230
WOODWARD	465,000	23,812,650

		230,199,356

INFORMATION TECHNOLOGY — 17.7%
Blackbaud	625,000	27,812,500
Bottomline Technologies*	660,000	16,559,400
Cardtronics*	740,000	28,408,600
E2open*	350,000	2,044,000
FleetMatics Group*	660,000	24,512,400
Guidewire Software*	545,000	27,217,300
LogMeIn*	395,000	18,979,750
PROS Holdings*	565,900	15,833,882
Qlik Technologies*	735,000	20,837,250
Qualys*	730,000	23,418,400
RealPage*	489,600	9,728,352
WEX*	208,100	23,631,836

		238,983,670

MATERIALS — 3.4%
American Vanguard	550,000	6,347,000
H.B. Fuller	235,000	9,862,950
Innospec	200,000	8,074,000
Sensient Technologies	365,000	21,600,700

		45,884,650

TOTAL COMMON STOCK (Cost $1,019,200,734)		1,280,199,428

CASH EQUIVALENTS — 4.8%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010%	41,035,423	41,035,423

10	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2014
(Unaudited)

CASH EQUIVALENTS — continued
	Shares	Value
Fidelity Treasury Portfolio, Cl I, 0.010%	23,459,995	$23,459,995

TOTAL CASH EQUIVALENTS (Cost $64,495,418)		64,495,418

TOTAL INVESTMENTS — 99.3% (Cost $1,083,696,152)†		$1,344,694,846

Percentages are based on Net Assets of $1,353,862,993.

*	Non-income producing security.
**	Rate Reported in the 7-day effective yield as of October 31, 2014.

Cl—Class

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $1,083,696,152 and the unrealized appreciation and depreciation were $312,749,784 and $(51,751,090) respectively.

As of October 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-1300

11	CHAMPLAIN INVESTMENT	PARTNERS

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: December 23, 2014